Income tax expense	12 Months Ended
Dec. 31, 2017
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Income tax expense
9.	Income tax expense

	2017	2016	2015
Current income tax expense	(437,967)	(200,663)	(591,297)
Deferred income tax expense	(133,791)	(222,497)	(75,815)

Total income tax expense	(571,758)	(423,160)	(667,112)

Income tax expense is attributable to profit from continuing operations.

Income tax relating to each component of other comprehensive income
2017	Before tax	Tax (expense)/ credit	Net of tax
Foreign currency translation differences	100,149	(107,299)	(7,150)
Remeasurements of employee termination benefits	(3,738)	748	(2,990)

	96,411	(106,551)	(10,140)

2016
Foreign currency translation differences	218,472	(87,381)	131,091
Remeasurements of employee termination benefits	(34,532)	7,066	(27,466)

	183,940	(80,315)	103,625

2015
Foreign currency translation differences	(384,466)	(5,749)	(390,215)
Changes in cash flow hedge reserve	719	—	719
Remeasurements of employee termination benefits	(13,466)	2,563	(10,903)

	(397,213)	(3,186)	(400,399)

Reconciliation of income tax expense

	2017	2016	2015
Profit from continuing operations before income tax expense	2,609,517	2,009,127	2,203,327
Profit from discontinued operations before income tax expense	—	(42,164)	367,336

Profit before income tax expense	2,609,517	1,966,963	2,570,663

Tax at the Turkey’s tax rate	(521,903)	(393,393)	(514,133)
Difference in overseas tax rates	4,133	(15,935)	(52,688)
Effect of exemptions (*)	73,916	104,244	62,163
Effect of amounts which are not deductible	(102,102)	(78,571)	(16,104)
Utilization of previously unrecognized tax losses	—	1,253	22,863
Change in unrecognized deferred tax assets (**)	(41,340)	(30,616)	(198,364)
Adjustments for current tax of prior years	11,280	(8,176)	—
Tax effect of investment in associate	—	—	32,926
Other	4,258	(1,966)	(3,775)

Total income tax expense	(571,758)	(423,160)	(667,112)

(*)	Mainly comprises of research and development tax credit.
(**)	Mainly comprises of tax losses for which no deferred tax asset has been recognized.

As of 31 December 2017, the Turkish entities within the Group are subject to corporate tax at the Turkey’s tax rate of 20%. On December 5, 2017, Turkey’s Law No. 7061 on the Amendment of Some Tax Laws and Some Other Laws, which was adopted on November 28, 2017, was published in the Official Gazette. The Law increases the corporate tax rate under the Corporate Tax Law, No. 5520, from the current 20% rate to 22% for tax years 2018, 2019, and 2020; the change took effect on the Law’s date of publication. It is expected to continue with 20% afterwards.

In Turkey, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns at the end of until the 25th day of the forth month following the close of the accounting year to which they relate. Corporate tax payment is made until the end of the month in which the tax return is filed. Tax authorities may, however, examine such returns and the underlying accounting records and may revise assessments within five years. Advance tax returns are filed on a quarterly basis.

Corporate tax is applied on taxable corporate income, which is calculated from the statutory accounting profit by adding back non-deductible expenses, and by deducting tax exempt income.

In Turkey, the transfer pricing provisions have been stated under the Article 13 of Corporate Tax Law with the heading of “disguised profit distribution via transfer pricing”. The General Communiqué on disguised profit distribution via Transfer Pricing, dated 18 November 2007 sets details about implementation.

If a taxpayer enters into transactions regarding sale or purchase of goods and services with related parties, where the prices are not set in accordance with arm’s length principle, then related profits are considered to be distributed in a disguised manner through transfer pricing. Such disguised profit distributions through transfer pricing are not accepted as tax deductible for corporate income tax purposes.

The deduction of 100% of the research and development expenses is allowed when the taxpayers are made these expenditures exclusively for new technology and information researches.

Dividend payments of Turkish resident corporations against Turkish real persons, foreign corporations and foreign real persons are subject to 15% withholding tax. It is possible to apply reduced withholding tax rate for dividend payments made to abroad, in case it is stated in a double tax treaty. On the other hand, dividend payments made to Turkish resident companies are not subject to withholding tax.

Dividend income of Turkish taxpayers received from other Turkish taxpayers is exempted from corporate tax. However, dividends received from participation shares and stocks of fund and investment partnerships cannot utilize from this exemption.

75% of the profits arising from sale of affiliate shares, founders’ shares, redeemed shares and preemptive rights that are held by the corporations for at least two years are exempted from corporate tax. However, as of 5 December 2017, the date of the publication of the Law No. 7061, 50% part of the profits arising from the sale of the immovable properties that are included in assets of the corporations for two years are exempted from corporate tax. The exemption rate is 75% before this date. In order to benefit from these exemptions, profits must be recorded under a passive fund account in balance sheet and not withdrawn for 5 years. Also, the sale amounts must be received until the end of the second calendar year following the sale.